RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Restatement

Restatement

We have restated the results for the period ended December 31, 2011, which were reported originally in our Form 10-K filed with the United States Securities and Exchange Commission (the “SEC”) on March 8, 2012.

During the recently completed tri-annual review of the Company’s filing, the SEC recommended enhanced disclosure. Based, in part, on the SEC’s review, the Company has adopted guidance from ASC 470-20 as it relates to its Series B convertible debt.  Previously the Company did not account for the beneficial conversion feature of the Series B debt.   For the year ended December 31, 2011, the beneficial conversion feature increased the Company’s paid in capital and increased the discount on the Series B note by $1,490,000.

Below is detail on the December 31, 2011 restatement.

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$777		$777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$35,458		$35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$631		$631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$35,458		$35,458

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers Water Company and its subsidiaries, Farms, F-1, F-2, TR Water, the HCIC, the Orlando, Bessemer and discontinued operations.  All significant inter-company balances and transactions have been eliminated in consolidation.  The Company has completed the termination of the discontinued operations.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers and its subsidiaries, Farms, F-1, F-2, TR Water, Mutual Ditch Company, Orlando, and discontinued operations. All significant inter-company balances and transactions have been eliminated in consolidation.

On August 17, 2009, Two Rivers and Two Rivers Basin, LLC (“TRB” an unrelated company) formed HCIC Holdings LLC (“HCIC”, a joint venture). Each entity owned 50% interest in HCIC. On September 14, 2010, TRWC purchased 100% of TRB’s ownership of HCIC through a merger and issuance of 7,500,000 shares of the Company’s stock to the members of TRB.

During the period from August 17, 2009 until the merger on September 14, 2010, due to the Company being the sole contributor of operational cash, without which HCIC would be unable to operate, the Company treated its investment in HCIC as a Variable Interest Entity (VIE) and under US GAAP consolidated HCIC (ASC Section 323.10.15 and 323.10.15-6).

On March 17, 2010, Two Rivers formed Two Rivers Farms, LLC and Two Rivers Energy, LLC as its wholly-owned subsidiaries. Therefore, 100% of Farming and Energy operations and balance sheets are consolidated into Two Rivers.

On July 13, 2010, Two Rivers formed Two Rivers Water, LLC as its wholly-owned subsidiary. Therefore, 100% of Water operations and balance sheets are consolidated into Two Rivers.

Non-controlling Interest

Non-controlling Interest

The Company owns 91% of the HCIC, so the results for the HCIC are consolidated in the Company’s financial statements.  As of June 30, 2012, the non-controlling members’ equity in the HCIC (the remaining 9% ownership interests) was $2,154,000.

Below is the breakdown of the non-controlling interests’ share of gains.

	For the three months ended,		For the six months ended,
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
HCIC	$12,000	$24,000	$4,000	$24,000

The non-controlling interests’ shares are assessed their pro-rata share of expected expenses to operate the HCIC.

Reclassification	Reclassification Certain amounts previously reported have been reclassified to conform to the current presentation.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions.  These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Fair Value of Measurements and Disclosures

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants.  In determining fair value, the accounting standards establish a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs).  Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value.  The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value.  Marketable securities are valued at Level 1 due to readily available market quotes.  The fair value of the Company’s long-term debt, including the current portion, approximate its carrying value.

Expected stock price volatility	122%
Risk-free interest rate	2.64%
Expected option life (years)	3.3 to 5.2
Expected annual dividend yield	0%

Revenue Recognition

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when resulting crops are sold into the market.  All direct expenses related to farming operations are capitalized as farm product and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the sale of water arising under water rights owned by the HCIC to farmers in the HCIC service area who are not affiliated with the Company.  Water revenues are recognized when the water is invoiced at the established rate per acre foot of water consumed.

Member Assessments

Once per year the HCIC board estimates that company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share.  One-half of the member assessment is recorded in the second quarter of the calendar year and the other one-half of the member assessment is recorded in the fourth quarter of the calendar year.  Assessments paid by Two Rivers Water Company to the HCIC are eliminated in consolidation of our financial statements.

The HCIC does not reserve against any unpaid assessments.  Assessments due, but unpaid, are secured by the member’s shares of the HCIC.  The value of this ownership is significantly greater than the annual assessments.  If assessments are not paid, after proper notifications to the delinquent party and a set time, the shares are offered at the amount of assessments due including interest and fees.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to the Company available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 restricted stock units (“RSUs”), 1,727,562 options and 2,653,424 warrants at December 31, 2011, and the dilutive effect of 7,844,282 RSUs, 1,923,200 options, 2,853,424 warrants and 9,263,531 conversion rights at June 30, 2012 has not been included in the determination of diluted earnings per share because, under ASC 260 their exercise would be anti-dilutive.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when sold into the market. All direct expenses related to farming operations are capitalized as farm inventory and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the lease of water own by the Mutual Ditch Company to farmers in the Mutual Ditch Company service area. Water revenues are recognized when the water is used at invoiced at the agreed upon rate per acre foot of water consumed.

Member Assessments

Once per year the Mutual Ditch Company board estimates the Mutual Ditch Company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share. One-half of the member assessment is recorded in the first quarter of the calendar year and the other one-half of the member assessment is recorded in the third quarter of the calendar year. Assessments paid by Two Rivers Water Company to the Mutual Ditch Company are eliminated in consolidation of the financial statements.

The Mutual Ditch Company does not reserve against any unpaid assessments. Assessments due, but unpaid, are secured by the member’s ownership of the Mutual Ditch Company. The value of this ownership is significantly greater than the annual assessments.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company.  Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income (Loss) section in the Statement of Changes in Stockholders’ Equity.  At December 31, 2011 and June 30, 2012 the Company had $51,000 and $15,000, respectively, in unrecognized loss.

At December 31, 2011 and June 30, 2012, the Company held $137,000 and $31,000, respectively, in highly liquid gold-based ETFs.  For financial statement presentation, this amount is included in marketable securities available for sale.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company. Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income section in the Statement of Changes in Stockholders’ Equity. At December 31, 2011 the Company had $51,000 in unrecognizable loss.

At December 31, 2011, the Company held $137,000 in highly liquid gold-based ETFs. For financial statement presentation, this amount is included in marketable securities held for sale.

At December 31, 2010, no marketable securities were held.

Recently issued Accounting Pronouncements

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment.  The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test.  The new guidance is effective now and has been adopted by the Company.  The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 was intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This guidance is effective now.  The Company’s adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position.  This ASU is effective for periods beginning on or after January 1, 2013.  At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2012 and 2011, none of which is expected to have a material impact on the Company’s financial position, operations or cash flows.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-5 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. generally accepted accounting principles and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity and requiring that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance will be applied retrospectively and early adoption is permitted. This guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position. This ASU is effective for periods beginning on or after January 1, 2013. At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2011 and 2010, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.